Subsequent Events (Textuals) (Details) $ / shares in Units, € in Millions						1 Months Ended						12 Months Ended
	May 08, 2020	Apr. 20, 2020 EUR (€)	Mar. 12, 2020 item	Oct. 30, 2019 USD ($)	Aug. 27, 2019 item	Jun. 30, 2020 USD ($)	May 31, 2020 USD ($) D $ / shares	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Aug. 31, 2019 item	Dec. 31, 2020 installment	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Subsequent Event [Line Items]
Principal amount outstanding													$ 6,801,693,000		$ 6,492,091,000
Increase in liquidity						$ 156,000,000
Number of lawsuits filed | item					2						2
Norwegian Encore
Subsequent Event [Line Items]
Contract price percentage				80.00%
Principal amount				$ 882,900,000
Interest rate				3.92%
Maturity date				Oct. 30, 2031
$875.0 Million Senior Secured Revolving Loan Facility
Subsequent Event [Line Items]
Principal amount outstanding							$ 1,550,000,000								$ 130,000,000
Debt Instrument, Interest Rate, Stated Percentage															3.96%	3.96%
Revolving credit line amount													875,000,000.0		$ 875,000,000.0
Interest rate															3.96%	3.96%
Term Loan A
Subsequent Event [Line Items]
Principal amount outstanding													$ 1,565,512,000		$ 1,256,167,000
Debt Instrument, Interest Rate, Stated Percentage													3.06%	3.06%	4.01%	4.01%
Interest rate													3.06%	3.06%	4.01%	4.01%
Export Credit Backed Securities
Subsequent Event [Line Items]
Debt holiday period								12 months
529.8 Million Breakaway One Loan
Subsequent Event [Line Items]
Principal amount outstanding													$ 305,969,000		$ 360,680,000
Principal amount | €														€ 529.8		€ 529.8
Debt Instrument, Interest Rate, Stated Percentage													2.84%	2.84%	4.09%	4.09%
Interest rate													2.84%	2.84%	4.09%	4.09%
529.8 million Breakaway Two Loan
Subsequent Event [Line Items]
Principal amount outstanding													$ 370,531,000		$ 426,503,000
Principal amount | €														€ 529.8		€ 529.8
Debt Instrument, Interest Rate, Stated Percentage													4.10%	4.10%	4.50%	4.50%
Interest rate													4.10%	4.10%	4.50%	4.50%
590.5 million Breakaway Three Loan
Subsequent Event [Line Items]
Principal amount outstanding													$ 478,665,000		$ 537,223,000
Principal amount | €														€ 590.5		€ 590.5
Debt Instrument, Interest Rate, Stated Percentage													2.98%	2.98%	2.98%	2.98%
Interest rate													2.98%	2.98%	2.98%	2.98%
729.9 million Breakaway Four Loan
Subsequent Event [Line Items]
Principal amount outstanding													$ 630,088,000		$ 694,536,000
Principal amount | €														€ 729.9		€ 729.9
Debt Instrument, Interest Rate, Stated Percentage													2.98%	2.98%	2.98%	2.98%
Interest rate													2.98%	2.98%	2.98%	2.98%
EUR 710.8 Million Seahawk 1 Term Loan
Subsequent Event [Line Items]
Principal amount outstanding													$ 692,150,000		$ 756,061,000
Principal amount | €														€ 710.8		€ 710.8
Debt Instrument, Interest Rate, Stated Percentage													3.92%	3.92%	3.92%	3.92%
Interest rate													3.92%	3.92%	3.92%	3.92%
EUR 748.7 Million Seahawk 2 Term Loan
Subsequent Event [Line Items]
Principal amount outstanding													$ 856,188,000		$ 187,612,000
Principal amount | €														€ 748.7		€ 748.7
Debt Instrument, Interest Rate, Stated Percentage													3.92%	3.92%	3.92%	3.92%
Interest rate													3.92%	3.92%	3.92%	3.92%
$230 Million Pride of America Term Loan
Subsequent Event [Line Items]
Principal amount outstanding													$ 229,621,000
Principal amount													$ 230,000,000		$ 230,000,000
Debt Instrument, Interest Rate, Stated Percentage													2.81%	2.81%
Interest rate													2.81%	2.81%
Norwegian Jewel Term Loan
Subsequent Event [Line Items]
Principal amount outstanding													$ 221,860,000
Principal amount													$ 260,000,000		$ 260,000,000
Debt Instrument, Interest Rate, Stated Percentage													2.54%	2.54%
Interest rate													2.54%	2.54%
Private Exchangeable Notes
Subsequent Event [Line Items]
Percentage of share price on debt instrument							250.00%
Number of specified trading days | D							20
Number of consecutive trading days | D							30
Debt instrument amount							$ 1,000
Ordinary share exchange rate							82.6446
Initial exchange price | $ / shares							$ 12.10
Debt Instrument, Redemption Price, Percentage							100.00%
Subsequent Event
Subsequent Event [Line Items]
Number of class action complaints | item			2
Subsequent Event | Regent Seven Seas Splendor
Subsequent Event [Line Items]
Contract price percentage										80.00%
Subsequent Event | Export Credit Backed Securities
Subsequent Event [Line Items]
Principal amount outstanding								$ 386,000,000
Number of installments | installment												8
Frequency of periodic payment		semiannual
Subsequent Event | $426 Million Seven Seas Splendor Term Loan | Regent Seven Seas Splendor
Subsequent Event [Line Items]
Principal amount										$ 426,000,000.0
Interest rate										3.01%
Maturity date										Jan. 30, 2032
Subsequent Event | 529.8 Million Breakaway One Loan
Subsequent Event [Line Items]
Principal amount | €		€ 529.8
Subsequent Event | 529.8 Million Breakaway One Loan | Six Months London Interbank Offered Rate Libor [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		0.90%
Subsequent Event | 529.8 million Breakaway Two Loan
Subsequent Event [Line Items]
Principal amount | €		€ 529.8
Subsequent Event | 529.8 million Breakaway Two Loan | Six Months London Interbank Offered Rate Libor [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		1.20%
Subsequent Event | 590.5 million Breakaway Three Loan
Subsequent Event [Line Items]
Principal amount | €		€ 590.5
Subsequent Event | 590.5 million Breakaway Three Loan | Six Months London Interbank Offered Rate Libor [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		1.50%
Subsequent Event | 729.9 million Breakaway Four Loan
Subsequent Event [Line Items]
Principal amount | €		€ 729.9
Subsequent Event | 729.9 million Breakaway Four Loan | Six Months London Interbank Offered Rate Libor [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		1.50%
Subsequent Event | EUR 710.8 Million Seahawk 1 Term Loan
Subsequent Event [Line Items]
Principal amount | €		€ 710.8
Subsequent Event | EUR 710.8 Million Seahawk 1 Term Loan | Six Months London Interbank Offered Rate Libor [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		1.00%
Subsequent Event | EUR 748.7 Million Seahawk 2 Term Loan
Subsequent Event [Line Items]
Principal amount | €		€ 748.7
Subsequent Event | EUR 748.7 Million Seahawk 2 Term Loan | Six Months London Interbank Offered Rate Libor [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		1.00%
Subsequent Event | Senior Secured Notes Due 2024
Subsequent Event [Line Items]
Principal amount							$ 675,000,000.0
Original issue discount and private offering							99.00%
Debt Instrument, Interest Rate, Stated Percentage							12.25%
Interest rate							12.25%
Percentage of thresholds, after percentage							65.00%
Percentage of principal amount of debt redeemed							35.00%
Subsequent Event | Senior Secured Notes Due 2024 | Debt Redemption Prior To February 15, 2024
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage							100.00%
Subsequent Event | Senior Secured Notes Due 2024 | Debt Redemption On Or After February 15, 2024
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage							100.00%
Subsequent Event | Senior Secured Notes Due 2024 | Debt Redemption Prior To February 15, 2022
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage							112.25%
Subsequent Event | Exchangeable Senior Secured Notes Due 2024
Subsequent Event [Line Items]
Principal amount							$ 862,500,000
Debt Instrument, Interest Rate, Stated Percentage							6.00%
Interest rate							6.00%
Debt instrument amount							$ 1,000
Ordinary share exchange rate							72.7273
Initial exchange price | $ / shares							$ 13.75
Subsequent Event | $230 Million Pride of America Term Loan
Subsequent Event [Line Items]
Principal amount								$ 230,000,000
Deferred term								1 year
Subsequent Event | $230 Million Pride of America Term Loan | Base Rate Loans [Member]
Subsequent Event [Line Items]
Basis spread on variable rate								0.75%
Subsequent Event | $230 Million Pride of America Term Loan | LIBOR | Euro Currency Loans [Member]
Subsequent Event [Line Items]
Basis spread on variable rate								1.75%
Subsequent Event | $675.0 Million Senior Secured Revolving Loan Facility
Subsequent Event [Line Items]
Revolving credit line amount									$ 675,000,000
Subsequent Event | $675.0 Million Senior Secured Revolving Loan Facility | Euro Currency Loans [Member]
Subsequent Event [Line Items]
Basis spread on variable rate									1.75%
Subsequent Event | $675.0 Million Senior Secured Revolving Loan Facility | Base Rate Loans [Member]
Subsequent Event [Line Items]
Basis spread on variable rate									0.75%
Subsequent Event | $675.0 Million Senior Secured Revolving Loan Facility | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate									0.80%
Subsequent Event | Norwegian Jewel Term Loan
Subsequent Event [Line Items]
Principal amount							$ 260,000,000
Annual debt repayment rate							25
Subsequent Event | Norwegian Jewel Term Loan | Base Rate Loans [Member]
Subsequent Event [Line Items]
Basis spread on variable rate							1.50%
Subsequent Event | Norwegian Jewel Term Loan | LIBOR | Euro Currency Loans [Member]
Subsequent Event [Line Items]
Basis spread on variable rate							2.50%
Subsequent Event | Private Exchangeable Notes
Subsequent Event [Line Items]
Principal amount							$ 400,000,000
Fifth Amended And Restated Credit Agreement | Subsequent Event | Deferred Term A Loans
Subsequent Event [Line Items]
Percentage of outstanding loans held by lender	87.57%
Annual debt repayment rate	25
Fifth Amended And Restated Credit Agreement | Subsequent Event | Deferred Term A Loans | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate	2.50%
Fifth Amended And Restated Credit Agreement | Subsequent Event | Deferred Term A Loans | Base rate loans | Base Rate Loans [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	1.50%
NCLC | Subsequent Event | $875.0 Million Senior Secured Revolving Loan Facility
Subsequent Event [Line Items]
Principal amount									$ 875,000,000
Interest Accrete To Principle [Member] | Subsequent Event | Private Exchangeable Notes | Debt Instrument, First Year Post Issuance
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							7.00%
Interest rate							7.00%
Interest Accrete To Principle [Member] | Subsequent Event | Private Exchangeable Notes | Debt Instrument, Four Years Following First Year Post Issuance
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							4.50%
Interest rate							4.50%
Cash Interest [Member] | Subsequent Event | Private Exchangeable Notes | Debt Instrument, Four Years Following First Year Post Issuance
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							3.00%
Interest rate							3.00%
Cash Interest [Member] | Subsequent Event | Private Exchangeable Notes | Debt Instrument, Final Year Prior To Maturity
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							7.50%
Interest rate							7.50%